Financial instruments by categories (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) [1]
Financial Instruments By Categories
Rate risk	CDI
Loans and financing	R$ 3,130
Increase loans and financing	2,907
Decrease loans and financing	R$ (2,907)

[1]	This include two loans contracted fixed rate in Euro and USD and swapped to CDI in Reais.